Leases - Summary of Lease Costs Recognized and Other Information Pertaining to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease cost
Right of use assets obtained in exchange for new operating lease liabilities	$ 2,111	$ 314	$ 15,846
ASU 2016-02
Lease cost
Operating lease cost	4,512	4,718	2,927
Variable lease cost	3,921	5,022	2,891
Short-term lease cost	363	65	49
Total lease cost	8,796	9,805	5,867
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	4,859	4,736	1,844
Right of use assets obtained in exchange for new operating lease liabilities	$ 2,111	$ 314	$ 15,846
Weighted average remaining lease term (in years)	2 years 3 months 18 days	3 years 1 month 6 days	4 years
Weighted average discount rate	5.13%	4.86%	4.85%